Related party transactions - Summary Of Related Party Transactions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Sales revenues	¥ 4,042,632	¥ 3,799,268	¥ 3,544,240
Cost of products sold (purchases)	12,972,740	12,501,811	9,951,507
Associates [Member]
Disclosure of transactions between related parties [line items]
Sales revenues	3,420,576	3,137,067	2,821,963
Cost of products sold (purchases)	12,889,776	12,426,770	9,891,804
Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Sales revenues	622,056	662,202	722,278
Cost of products sold (purchases)	¥ 82,963	¥ 75,042	¥ 59,703